Item 1. Report to Shareholders

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
May 31, 2003

Certified Shareholder Report and Financials

T. Rowe Price Reserve Investment Fund

Certified Shareholder Report and Financials


Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[GRAPHIC OMITTED]

Reserve Investment Fund

As of 5/31/03

                                                     Lipper
                           Reserve                   Institutional
                           Investment                Money Market
                           Fund                      Funds Average
08/25/97                   10000                     10000
05/31/98                   10444                     10402
05/31/99                   11018                     10926
05/31/00                   11661                     11517
05/31/01                   12412                     12204
05/31/02                   12788                     12507
05/31/03                   12997                     12663


Average Annual Compound Total Return
                                                                      Since
                                                                      Inception
Periods Ended 5/31/03    1 Year         3 Years         5 Years       (8/25/97)

Reserve Investment
Fund                       1.64%           3.68%           4.47%           4.65%

Lipper Institutional
Money Market
Funds Average              1.20            3.19            4.00            4.19*

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Investments in money funds are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Past performance cannot guarantee future results. Returns do not reflect taxes that the shareholder may pay on fund distributions.

*Lipper returns as of 8/31/97

Letter from the Chairman

Dear Shareholder


Reflecting low money market rates, your fund had a positive return of 1.64% during the 12 months ended May 31, 2003. It outperformed the Lipper Institutional Money Market Funds Average during the period due primarily to an emphasis on higher-yielding money market securities as interest rates declined. The Federal Reserve reduced the federal funds target rate by 50 basis points (from 1.75% to 1.25%) on November 6, 2002; three- and six-month Treasury bill yields, which closely track the fed funds rate, fell slightly more over the last year.

As you know, the fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income by investing at least 95% of its total assets in prime money market instruments. These are securities receiving a credit rating within the highest category assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, the equivalent rating as established by T. Rowe Price. The fund's dollar-weighted average maturity will not exceed 90 days, and it will not purchase any security with a maturity of more than 13 months.


Portfolio Characteristics

Periods Ended                                      5/31/02              5/31/03

Price Per Share                                      $1.00                $1.00

Dividend Yield (7-Day Simple)*                        1.98%                1.28%

Weighted Average Maturity (days)                        52                   51

Weighted Average Quality**                            AAA-                 AAA-

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity remained level, slipping from 52 days to 51 days during its fiscal year. The fund's seven-day dividend yield declined from 1.98% to 1.28%, reflecting the decline in interest rates during that period. The fund's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on money market instruments with the highest credit quality.


We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 26, 2003



Reserve Investment Fund

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1997
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1997
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
2001
Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
1997
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.


Inside Directors
Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited












James S. Riepe
(6/25/43)
1997
[105]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Reserve Investment Fund

M. David Testa
(4/22/44)
1997
[105]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth (6/21/61)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (10/6/60)
Vice President, Reserve Investment Fund
Assistant Vice President, T. Rowe Price

Joseph A. Carrier (12/30/60)
Treasurer, Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Patrick S. Cassidy (8/27/64)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III (2/10/59)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski (1/15/66)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)
Vice President, Reserve Investment Fund
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson (7/17/58)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Reserve Investment Fund
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Executive Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller (7/19/55)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joan R. Potee (11/23/47)
Vice President, Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Edward A. Wiese, CFA (4/12/59)
President, Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

31537

T. Rowe Price Government Reserve Investment Fund

Certified Shareholder Report and Financials

Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]
Government Reserve Investment Fund

As of 5/31/03

                                                                    Lipper U.S.
                                                Government           Government
                                                   Reserve         Money Market
                                           Investment Fund        Funds Average
08/25/97                                             10000                10000
05/31/98                                             10425                10373
05/31/99                                             10958                10850
05/31/00                                             11552                11386
05/31/01                                             12247                12017
05/31/02                                             12553                12271
05/31/03                                             12735                12384



Average Annual Compound Total Return
                                                                      Since
Periods Ended                                                         Inception
5/31/03                  1 Year         3 Years         5 Years       (8/25/97)

Government
Reserve
Investment Fund            1.46%           3.30%           4.08%           4.28%

Lipper U.S.
Government
Money Market Funds
Average                    0.81            2.75            3.56            3.79*

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Investments in money funds are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Past performance cannot guarantee future results. Returns do not reflect taxes that the shareholder may pay on fund distributions.

*Lipper returns as of 8/31/97

Letter from the Chairman

Dear Shareholder

Reflecting historically low Treasury bill rates, your fund returned 1.46% for the 12-month period ended May 31, 2003. Despite our emphasis on liquidity and stability of principal by concentrating our investments in overnight repurchase agreements, the fund outperformed the Lipper U.S. Government Money Market Funds Average.

As you know, the fund seeks maximum preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities guaranteed by the U.S. government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

Portfolio Characteristics
Periods Ended                                      5/31/02              5/31/03
Price Per Share                                      $1.00                $1.00
Dividend Yield (7-Day Simple)*                        1.77%                1.22%
Weighted Average Maturity (days)                        12                    6
Weighted Average Quality**                             AAA                  AAA

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.
Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity slipped from 12 days to six days during its fiscal year. The fund's simple seven-day dividend yield also declined from 1.77% to 1.22%, reflecting the decline in interest rates during that period. Weighted average quality remained very high because Treasuries continued to offer the highest credit quality.

We thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

June 26, 2003



Government Reserve Investment Fund

About the Fund's Directors and Officers
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1997
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1997
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
2001
Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
1997
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.


Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited











James S. Riepe
(6/25/43)
1997
[105]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Government Reserve Investment Fund

M. David Testa
(4/22/44)
1997
[105]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth (6/21/61)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (10/6/60)
Vice President, Government Reserve Investment Fund
Assistant Vice President, T. Rowe Price

Joseph A. Carrier (12/30/60)
Treasurer, Government Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Patrick S. Cassidy (8/27/64)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III (2/10/59)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski (1/15/66)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)
Vice President, Government Reserve Investment Fund
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson (7/17/58)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Government Reserve Investment Fund
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Executive Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller (7/19/55)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joan R. Potee (11/23/47)
Vice President, Government Reserve Investment Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Edward A. Wiese, CFA (4/12/59)
President, Government Reserve Investment Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

31538

T. Rowe Price Reserve Investment Fund
Financial Highlights

Certified Shareholder Report and Financials

                          For a share outstanding throughout each period
                 Year
                 Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
NET ASSET
VALUE
Beginning of
period         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               ---------   ---------   ---------   ---------   ---------

Investment
activities
  Net investment
  income (loss)    0.016       0.030       0.063       0.057       0.054

Distributions
  Net investment
  income          (0.016)     (0.030)     (0.063)     (0.057)     (0.054)

NET ASSET
VALUE
End of
period         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               ---------   ---------   ---------   ---------   ---------


Ratios/Supplemental Data

Total return^       1.64%       3.03%       6.44%       5.84%       5.43%
-------------------------------------------------------------------------

Ratio of
total expenses
to average
net assets          0.01%       0.02%       0.02%       0.01%       0.00%

Ratio of net
investment
income (loss)
to average
net assets          1.63%       2.93%       6.27%       5.71%       5.37%

Net assets,
end of period
(in millions)  $   3,728   $   4,115   $   3,555   $   3,009   $   3,148

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Financial Highlights

Certified Shareholder Report and Financials

                          For a share outstanding throughout each period
                 Year
                 Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
NET ASSET
VALUE
Beginning
of period      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               ---------   ---------   ---------   ---------   ---------

Investment
activities
  Net investment
  income (loss)    0.014       0.025       0.059       0.053       0.050


Distributions
  Net investment
  income          (0.014)     (0.025)     (0.059)     (0.053)     (0.050)

NET ASSET
VALUE
End of
period         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               ---------   ---------   ---------   ---------   ---------


Ratios/Supplemental Data

Total return^       1.46%       2.50%       6.02%       5.42%       5.05%
-------------------------------------------------------------------------

Ratio of
total expenses
to average net
assets              0.01%       0.01%       0.02%       0.01%       0.02%

Ratio of net
investment
income
(loss)to
average net
assets              1.44%       2.53%       5.89%       5.34%       4.91%

Net assets,
end of
period
(in millions)  $   1,077   $     858   $   1,118   $     673   $     857

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
                                                                   May 31, 2003
Statement of Net Assets

Certified Shareholder Report and Financials       Par                     Value
                                                ------                  --------
                                                         In thousands
BANK NOTES   1.6%

  American Express Centurion Bank, VR,
  1.31%, 6/9/03                            $        11,500      $        11,500

  United States Bank National Association,
  1.31%, 7/7/03                                     50,000               50,000

Total Bank Notes (Cost  $61,500)                                         61,500
                                                                         ------
CERTIFICATES OF DEPOSIT   22.6%

  ABN AMRO Bank, London,
  1.34%, 6/10/03                                    35,000               35,000

  Barclays Bank, 1.27%, 6/23/03                     20,000               20,000

  BNP Paribas, London, 1.20%, 12/18/03              25,000
                                                                         24,993

  Canadian Imperial Bank of Commerce,
  1.22%, 4/2/04                                     40,000               40,000

  DePfa Bank Europe, London
    1.28%, 6/23/03                                  50,000               50,000
    1.30%, 7/21/03                                  25,000               25,000

  Dexia Bank Belgium, 1.265%, 6/30/03               20,000               20,000

  Fortis Finance, 1.25%, 6/30/03                    40,000               40,000

  ING Bank, London
    1.22%, 8/11/03                                  50,000               50,000

    2.14%, 7/14/03                                  35,000               35,036

  Landesbank Baden-Wuerttemburg, London,
  1.25%, 12/31/03                                   35,000               34,996

  Landesbank Hessen Thuringen,
  1.41%, 2/3/04                                     12,000               12,010

  Mercantile Safe Deposit & Trust,
  1.30%, 8/4/03                                     23,900               23,900

  National Australia Bank, London,
  1.33%, 9/24/03                                    50,000               50,002

  National City Bank Indiana,
  1.25%, 6/20/03                                    76,400               76,400

  Nordeutsche Landesbank, London,
  1.27%, 6/3/03                                      3,000                3,000

  Regions Bank, 1.30%, 6/5/03                       48,850               48,850

  Royal Bank of Scotland, 1.25%, 6/25/03            50,000               50,000

  Societe Generale, London
    1.27%, 7/21/03                                  25,000               25,002

    1.305%, 3/31/04                                 50,000               50,023

  Toronto-Dominion Bank,
  1.35%, 6/19/03                                    20,000               20,000

  Wells Fargo Bank,
  1.25%, 6/16 - 6/24/03                    $        51,495      $        51,495

  Westdeutsche Landesbank,
  1.27%, 8/25/03                                    50,000               50,000

  Wilmington Trust Company Institutional,
  1.29%, 7/21/03                                     5,000                5,000

Total Certificates of Deposit (Cost  $840,707)                          840,707
                                                                        -------

COMMERCIAL PAPER   69.1%

  ABN Amro North America,
  1.25%, 6/23/03                                    10,181               10,173

  ALCOA, 1.25%, 6/19 - 6/25/03                      49,900               49,865

  Alpine Securitization
   4(2)
    1.25%, 6/18 - 7/7/03                            60,000               59,938

    1.26%, 6/20/03                                  52,600               52,565

  ANZ (Delaware)
    1.25%, 7/2/03                                   50,000               49,948

    1.26%, 6/2/03                                    2,000                2,000

  Asset Portfolio Funding
    1.26%, 6/6/03                                   14,782               14,780

    1.28%, 6/10/03                                   2,458                2,457

  Asset Securitization Cooperative,
  4(2), 1.26%, 6/11/03                              44,000               43,985

  Atlantic Asset Securitization
    1.26%, 6/12/03                                  11,380               11,376

    1.27%, 6/24/03                                   4,505                4,501

  4(2)
    1.27%, 6/20/03                                   5,400                5,396

    1.36%, 6/2/03                                    5,000                5,000

  BASF Aktiengesellschaft
    1.20%, 8/7/03                                   50,000               49,888

    4(2), 1.20%, 8/5/03                             32,000               31,931

    4(2), 1.25%, 8/5/03                              2,000                1,995

  CBA (Delaware) Finance, 1.25%, 7/8/03              1,600                1,598

  CC USA, 1.26%, 6/5/03                              4,000                3,999

  Citibank Credit Card
  Issuance Trust, 1.25%, 7/2/03                      4,500                4,495

  Corporate Asset Funding,
  4(2), 1.25%, 6/26/03                     $        50,000      $        49,957

  Credit Suisse First Boston,
  1.26%, 6/13/03                                     2,900                2,899

  Danske Corporation
    1.25%, 6/11 - 7/14/03                           19,375               19,350

    1.26%, 6/4 - 7/28/03                             7,900                7,896

    1.30%, 6/11 - 6/12/03                           18,760               18,753

  Delaware Funding
   4(2)
    1.25%, 6/17/03                                  20,000               19,989

    1.26%, 6/13/03                                   1,500                1,499

  DePfa Bank Europe, London,
  4(2), 1.23%, 7/28/03                              15,000               14,971

  Electricite de France
    1.21%, 7/7/03                                    5,000                4,994

    1.25%, 6/4/03                                   25,221               25,218

  Enterprise Funding,
  4(2), 1.25%, 6/18/03                               6,633                6,629

  Fairway Finance
    1.20%, 8/11 - 9/10/03                            8,164                8,139

    1.25%, 6/18/03                                  22,142               22,129

    1.25%, 6/20 - 7/29/03                            5,030                5,022

    1.26%, 6/10 - 6/23/03                           48,438               48,409

  Falcon Asset Securitization
   4(2)
    1.20%, 9/22/03                                   2,500                2,491

    1.24%, 6/3/03                                   49,000               48,997

    1.25%, 6/16 - 6/24/03                           82,250               82,185

    1.26%, 6/16/03                                  11,536               11,530

  Ford Credit Floorplan Master Owner Trust,
  4(2), 1.27%, 6/17/03                              20,000               19,989

  Fortis Funding, 4(2), 1.25%, 6/20/03              35,000               34,977

  Gannett, 4(2), 1.25%, 6/20/03                      2,700                2,698

  Giro Funding
    1.25%, 6/4 - 6/19/03                            33,082               33,074

   4(2)
    1.22%, 8/8/03                                   25,000               24,942

    1.27%, 6/27/03                                  50,000               49,954

  Giro Multi-Funding
   4(2)
    1.20%, 7/31/03                         $        18,769      $        18,731

    1.26%, 6/16 - 6/20/03                           28,097               28,082

    1.27%, 6/30/03                                   4,000                3,996

  Grampian Funding Limited,
  4(2), 1.30%, 6/18/03                               2,000                1,999

  Greyhawk Capital
   4(2)
    1.25%, 6/25 - 7/10/03                           77,598               77,512

    1.26%, 6/10 - 7/1/03                            18,627               18,614

  Home Depot, 4(2), 1.24%, 6/5/03                   39,000               38,995

  International Lease Finance Corporation,
  1.25%, 6/13/03                                    35,625               35,610

  Jefferson Pilot, 4(2),
  1.26%, 6/13 - 6/16/03                             76,000               75,963

  K2
   4(2)
    1.25%, 7/22 - 8/15/03                           11,600               11,572

    1.26%, 6/11/03                                   5,751                5,749

    1.35%, 6/6/03                                    5,000                4,999

  KFW International Finance,
  4(2), 1.25%, 6/12/03                               2,500                2,499

  Kitty Hawk Funding
   4(2)
    1.25%, 6/11/03                                   3,489                3,488

    1.26%, 6/16/03                                  47,000               46,975

  Leland Stanford Junior
  Univ. of California, 1.27%, 6/9/03                10,000                9,997

  MassMutual Funding
   4(2)
    1.22%, 6/12/03                                   5,000                4,998

    1.25%, 6/5 - 7/10/03                            27,630               27,623

  MBNA Master Credit Card Trust II
   4(2)
    1.25%, 7/30/03                                  33,225               33,157

    1.26%, 6/17/03                                  32,000               31,982

  Morgan Stanley Group, 1.25%, 6/23/03     $        20,900      $        20,884

  National Australia Funding
  (Delaware), 1.25%, 6/9/03                          2,322                2,321

  New Center Asset Trust, 1.34%, 6/2/03            100,000
                                                                         99,996

  New York State Power Auth.
    1.25%, 6/19 - 7/10/03                           66,597               66,540

    1.26%, 8/15/03                                   2,838                2,831

    1.27%, 7/10/03                                   1,391                1,389

    1.31%, 7/11/03                                   1,568                1,566

  Old Line Funding
   4(2)
    1.25%, 6/20/03                                  12,309               12,301

    1.26%, 6/12 - 6/17/03                           34,516               34,498

  Paradigm Funding
   4(2)
    1.22%, 6/20/03                                  25,000               24,984

    1.25%, 6/24/03                                   7,575                7,569

    1.26%, 6/16 - 7/11/03                           31,617               31,599

    1.30%, 6/3/03                                   19,000               18,999

  Park Avenue Receivables
   4(2)
    1.25%, 6/9 - 6/24/03                             7,289                7,284

    1.26%, 6/20 - 6/27/03                           10,923               10,914

  Pennine Funding
   4(2)
    1.25%, 6/6/03                                    3,032                3,031

    1.26%, 6/20 - 10/21/03                          62,500               62,323

    1.27%, 6/6/03                                   30,000               29,995

    1.28%, 6/18/03                                  50,000               49,970

  Preferred Receivables Funding,
  4(2), 1.26%, 6/13/03                              12,000               11,995

  Prudential Funding Corporation,
  1.25%, 6/26/03                                    73,900               73,836

  Rio Tinto
    1.23%, 6/4/03                                    4,705                4,704

   4(2), 1.20%, 7/11/03                             13,548               13,530

  Royal Bank of Canada,
  1.30%, 7/21/03                                    25,000               24,955

  Shell Finance, 1.27%, 6/5/03             $        20,000      $        19,997

  Southern Company, 4(2), 1.26%, 6/2/03             52,000
                                                                         51,998

  Stadshypotek (Delaware)
    1.25%, 6/12 - 7/8/03                            10,000                9,989

   4(2), 1.25%, 6/25/03                              5,000                4,996

  Svenska Handelsbanken
    1.25%, 6/20 - 6/26/03                           41,000               40,972

  Sysco, 4(2), 1.20%, 6/27/03                        7,225                7,219

  Tasmanian Public Finance,
  4(2), 1.25%, 6/30/03                              49,256               49,206

  TotalFinaElf Capital
   4(2)
    1.32%, 6/2/03                                   12,043               12,043

    1.34%, 6/2/03                                   22,600               22,599

  Tulip Funding, 4(2), 1.30%, 7/9/03                11,787               11,771

  UBS Finance
    1.25%, 6/4 - 6/25/03                            69,485               69,435

    1.28%, 6/9/03                                      150                  150

    1.35%, 6/2/03                                   50,000               49,998

  Variable Funding Capital,
  4(2), 1.25%, 6/6/03                               25,000               24,996

  Ventures Business,
  4(2), 1.35%, 6/2/03                               76,000               75,997

  Verizon Network Funding
    1.20%, 7/25/03                                  25,000               24,955

    1.25%, 6/18/03                                   3,836                3,834

  Wal-Mart Funding, 4(2), 1.25%, 6/26/03            18,129               18,113

  Westpac Trust Securities of New Zealand
    1.25%, 7/2 - 7/10/03                             5,825                5,818

Total Commercial Paper (Cost  $2,577,222)                             2,577,222
                                                                      ---------

FUNDING AGREEMENTS   3.1%

  Allstate Life Insurance
   VR
    1.468%, 6/2/03+                                15,000               15,000

    1.54%, 6/2/03+                                 10,000               10,000

  GE Life & Annuity, VR,
  1.363%, 6/12/03+                                 25,000               25,000

  Protective Life, VR,
  1.509%, 6/2/03+                         $         5,000      $         5,000

  Security Life of Denver,
  1.366%, 6/23/03+                                  5,000                5,000

  Transamerica Occidential Life
    VR, 1.46%, 6/2/03+                             40,000               40,000

    1.47%, 6/2/03+                                 15,000               15,000

Total Funding Agreements (Cost  $115,000)                               115,000
                                                                        -------

MEDIUM-TERM NOTES   4.0%

  3M, 144A, 5.674%, 12/12/03                         6,000                6,130

  AIG Sunamerica Institutional, VR,
  1.376%, 6/23/03                                   19,700               19,710

  American Express Credit, VR,
  1.368%, 6/17/03                                   13,500               13,504

  Bank Boston, VR, 1.43%, 7/14/03                    4,750                4,750

  GE Capital
    1.34%, 5/9/03                                   15,000               15,000

    1.348%, 6/17/03                                  5,000                5,000

    5.75%, 4/6/04                                   10,000               10,364

  Grand Metropolitan Investment
    1.286%, 1/6/04                                   6,073                6,027

    1.304%, 1/6/04                                  16,900               16,768

    1.336%, 1/6/04                                   5,656                5,611

    1.359%, 1/6/04                                   1,000                  992

    1.365%, 1/6/04                                   5,000                4,960

    1.373%, 1/6/04                                   2,650                2,628

  Morgan Stanley, VR, 1.438%, 6/10/03               15,000               15,000

  New York Life, VR, 1.42%, 6/2/03                  22,000               22,000

  Suntrust Bank, 6.125%, 2/15/04                       300                  310

Total Medium-Term Notes (Cost  $148,754)                                148,754
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.7%

  Federal Home Loan Bank
    1.25%, 6/25/04                         $        50,000      $        50,000

    1.30%, 6/8/04                                   49,800               49,800

Total U.S. Government Agency Obligations
(Cost  $99,800)                                                          99,800
                                                                         ------

Total Investments in Securities

103.1% of Net Assets (Cost $3,842,983)                               $3,842,983

Other Assets Less Liabilities                                          (114,919)

NET ASSETS                                                           $3,728,064
                                                                     ----------
Net Assets Consist of:

Undistributed net investment income (loss)                                   $1

Undistributed net realized gain (loss)                                      560

Paid-in-capital applicable to 3,727,344,303
shares of $0.0001 par value capital stock
outstanding; 7,000,000,000 shares of the Corporation
authorized                                                            3,727,503

NET ASSETS                                                           $3,728,064
                                                                     ----------

NET ASSET VALUE PER SHARE                                                 $1.00
                                                                          -----



+   Security contains restrictions as to public resale pursuant to the
     Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $115,000,000 and represents 3.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $6,130,000 and represents 0.2% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total of such securities at period-end amounts to $1,606,482,000 and represents 43.1% of net assets

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
                                                                   May 31, 2003
Statement of Net Assets

Certified Shareholder Report and Financials            Par                Value
                                                    --------            --------
                                                             in thousands
REPURCHASE AGREEMENTS@   84.7%

  ABN Amro Bank, Tri-Party,
  Dated 5/30/03, 1.23%
  Delivery Value of $53,005 on 6/2/03      $        53,000      $        53,000

  Bank One Capital Markets, Tri-Party,
  Dated 5/30/03, 1.23%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000

  Barclays Capital, Tri-Party,
  Dated 5/30/03, 1.26%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000

  Credit Suisse First Boston, Tri-Party,
  Dated 5/30/03, 1.25%
  Delivery Value of $180,018 on 6/2/03             180,000              180,000

  Deutsche Bank Securities, Tri-Party,
  Dated 5/30/03, 1.25%
  Delivery Value of $180,018 on 6/2/03             180,000              180,000

  Goldman Sachs, Tri-Party,
  Dated 5/30/03, 1.24%
  Delivery Value of $11,368 on 6/2/03               11,367               11,367

  J.P. Morgan Chase Bank, Tri-Party,
  Dated 5/30/03, 1.23%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000

  Merrill Lynch, Tri-Party,
  Dated 5/30/03, 1.18%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000

  Morgan Stanley Dean Witter Capital, Tri-Party,
  Dated 5/30/03, 1.22%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000

  UBS Warburg, Tri-Party,
  Dated 5/30/03, 1.25%
  Delivery Value of $170,017 on 6/2/03             170,000              170,000

  Wachovia Securities, Tri-Party,
  Dated 5/30/03, 1.23%
  Delivery Value of $53,005 on 6/2/03               53,000               53,000


Total Repurchase Agreements@ (Cost  $912,367)                         912,367
                                                                        -------
U.S. TREASURY OBLIGATIONS 15.3%

  U.S. Treasury Bills

    1.02%, 6/5/03                                   30,000               29,997

    1.05%, 6/19/03                                  10,000                9,995

    1.065%, 8/21/03                                 30,000               29,928

    1.071%, 6/19/03                                 30,000               29,984

    1.10%, 6/5/03                                   15,000               14,998

    1.14%, 6/19/03                                  10,000                9,994

    1.145%, 6/5/03                                  10,000                9,999

    1.20%, 6/19/03                         $        10,000      $         9,994

    1.265%, 6/5/03                                  20,000               19,997

Total U.S. Treasury Obligations (Cost  $164,886)                        164,886
                                                                        -------

Total Investments in Securities

100.0% of Net Assets (Cost $1,077,253)                          $     1,077,253

Other Assets Less Liabilities                                                98

NET ASSETS                                                      $     1,077,351
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                      $             1

Paid-in-capital applicable to 1,077,165,752
shares of $0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized                    1,077,350

NET ASSETS                                                      $     1,077,351

NET ASSET VALUE PER SHARE                                       $          1.00

@ Collateralized by U.S. government securities valued at $930,633,000 at 5/31/03 - See Note 2.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds

Certified Shareholder Report and Financials

Statement of Operations
In thousands
                                                                   Government
                                              Reserve Fund         Reserve Fund

                                                      Year                 Year
                                                     Ended                Ended
                                                   5/31/03              5/31/03
Investment Income (Loss)
Income
    Interest income                        $        52,883      $        12,835

Expenses
    Custody and accounting                             161                   89

    Legal and audit                                     15                   12

    Shareholder servicing                              (18)                  (2)

    Miscellaneous                                        7                    1
                                                    ------               ------
    Total expenses                                     165                  100

    Expenses paid indirectly                            (8)                  (1)
                                                    ------               ------
    Net expenses                                       157                   99
                                                    ------               ------
Net investment income (loss)                        52,726               12,736
                                                    ------               ------
Realized Gain (Loss)

Net realized gain (loss) on securities                 144                 --
                                                    ------               ------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                     $        52,870      $        12,736
                                           ===============      ===============


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

Certified Shareholder Report and Financials

Statement of Changes in Net Assets
In thousands
                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        52,726      $        99,732

  Net realized gain (loss)                             144                   58
                                                    ------               ------
  Increase (decrease) in net assets
  from operations                                   52,870               99,790
                                                    ------               ------

Distributions to shareholders
  Net investment income                            (52,726)             (99,732)
                                                   -------              -------

Capital share transactions*
  Shares sold                                   18,272,168           22,399,190

  Distributions reinvested                          52,385               99,888

  Shares redeemed                              (18,711,312)         (21,939,001)
                                               -----------          -----------
  Increase (decrease) in net assets from
  capital share transactions                      (386,759)             560,077
                                                  --------              -------

Net Assets
Increase (decrease) during period                 (386,615)             560,135

Beginning of period                              4,114,679            3,554,544
                                                 ---------            ---------

End of period                              $     3,728,064      $     4,114,679
                                           ===============      ===============

*Share information

  Shares sold                                   18,272,168           22,399,190

  Distributions reinvested                          52,385               99,888

  Shares redeemed                              (18,711,313)         (21,939,001)
                                               -----------          -----------

  Increase (decrease) in shares outstanding       (386,760)             560,077


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Certified Shareholder Report and Financials

Statement of Changes in Net Assets
In thousands
                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        12,736      $        24,157

  Net realized gain (loss)                              --                   10
                                                    ------               ------
  Increase (decrease) in net assets
  from operations                                   12,736               24,167
                                                    ------               ------
Distributions to shareholders
  Net investment income                            (12,736)             (24,157)
                                                   -------              -------
Capital share transactions*
  Shares sold                                    3,713,619            6,184,348

  Distributions reinvested                          12,673               24,238

  Shares redeemed                               (3,506,528)          (6,468,921)
                                                ----------           ----------
  Increase (decrease) in net assets from
  capital share transactions                       219,764             (260,335)
                                                   -------             --------
Net Assets
Increase (decrease) during period                  219,764             (260,325)

Beginning of period                                857,587            1,117,912
                                                   -------            ---------
End of period                              $     1,077,351      $       857,587
                                           ===============      ===============

*Share information
  Shares sold                                    3,713,619            6,184,348

  Distributions reinvested                          12,674               24,239

  Shares redeemed                               (3,506,528)          (6,468,921)
                                                ----------           ----------

  Increase (decrease) in shares outstanding        219,765             (260,334)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds, Inc.

Certified Shareholder Report and Financials

Notes To Financial Statements

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund), are two portfolios (collectively, the Reserve Investment Funds) established by the corporation and commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available to the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Distributions
Distributions to shareholders are recorded on the ex-dividend date.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $8,000 for the Reserve Fund and $1,000 for the Government Reserve Fund for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.

NOTE 2 - INVESTMENT TRANSACTIONS


Repurchase Agreements
All repurchase agreements are fully collateralized by U.S.
government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 were characterized as ordinary income for tax purposes and totaled $52,726,000 for Reserve Fund and $12,736,000 for the Government Reserve Fund. At May 31, 2003, the tax-basis components of net assets were as follows:

                                                                     Government
                                              Reserve Fund         Reserve Fund

Undistributed ordinary income                      561,000                1,000

Paid-in capital                              3,727,503,000        1,077,350,000
                                             -------------        -------------
Net assets                                 $ 3,728,064,000      $ 1,077,351,000

For the year ended May 31, 2003, the funds recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

                                                                     Government
                                              Reserve Fund         Reserve Fund

Undistributed net realized gain                   (144,000)             (16,000)

Paid-in-capital                                    144,000               16,000

At May 31, 2003, the cost of investments for federal income tax purposes was $3,842,983,000 and $1,077,253,000 for the Reserve Fund and Government Reserve Fund, respectively.

NOTE  4 - RELATED PARTIES

T. Rowe Price Associates, a wholly owned subsidiary of T. Rowe Price Group, is the investment manager for the Reserve and Government Reserve Funds. Price Associates or T. Rowe Price International, Inc. (Price International) also provides investment management services to all shareholders of the Reserve Investment Funds. The Reserve Investment Funds pay no management fees; however,

Price Associates or Price International receives management fees from managing the assets invested in the Reserve and Government Reserve Funds. Certain officers and directors of the Reserve and Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and those invested in the Reserve Investment Funds.

Price Associates and its wholly owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder, administrative, and certain other services to the Reserve Investment Funds. The Reserve Fund incurred expenses pursuant to these related party agreements totaling $53,000 for the year ended May 31, 2003, of which $7,000 was payable at period-end. The Government Reserve Fund incurred expenses pursuant to these agreements totaling $62,000 for the year ended May 31, 2003, of which $5,000 was payable at period-end.


NOTE 5 - INTERFUND LENDING

Pursuant to the Reserve Fund's prospectus, the fund may lend up to 33-1/3% of its total assets. The Reserve Fund is party to an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2003, the Reserve Fund made loans to other funds on 30 days, in the average amount of $11,570,000, and at an average annual rate of 1.94%. The fund earned $18,000 on interfund loans during the year ended May 31, 2003, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at May 31, 2003.

Report of Independent Auditors

Certified Shareholder Report and Financials

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and Shareholders of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Reserve Investment Funds

Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Reserve Fund's and Government Reserve Fund's distributions to shareholders included $144,000 and $16,000, respectively, from short-term capital gains.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003